UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number      811-8620

MILESTONE FUNDS, INC.

(Exact name of registrant as specified in charter)

115 East Putnam Avenue                  Greenwich, Connecticut                                 06830

(Address of principal executive offices)     (Zip code)

Barbara Hope-Gentile

Milestone Capital Management LLC

115 East Putnam Avenue

Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: 203-983-7500

Date of fiscal year end: November 30, 2006

Date of reporting period: June 30, 2006

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Proxy Voting Record.

There were no proxies that the Milestone Funds, Inc. were eligible to vote during the period, therefore, there is no attachment to this filing.

SIGNATURES

Signature page for the filing of the annual report of the proxy voting record of registered management investment company (Form N-PX).

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Milestone Funds, Inc..

By:         /s/ John D. Gilliam

Name:    John D. Gilliam

Title:      Chairman

Date:      August 17, 2006

By:         /s/ Barbara Hope

Name:    Barbara Hope

Title:      Secretary

Date:      August 17, 2006